Stock-Based Compensation (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Jan. 06, 2022	Feb. 15, 2021	Feb. 15, 2021	Jan. 02, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 3.30
Unrecognized compensation costs					$ 207,660		$ 230,620	$ 322,874
Weighted-average period					2 years		3 years
Fair value of stock options					$ 10,238	$ 10,800	$ 91,913	16,650
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares restricted stock award gross	8,097	12,207	12,207	16,429
Alloacted share based compensation					57,500	57,500	57,500	57,500
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Alloacted share based compensation					$ 22,960	$ 23,098	$ 92,253	$ 58,770